Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of leases [Abstract]
Schedule of Movement of Lease Liabilities
The evolution of lease liabilities in 2020 and 2019 were as follows:

Millions of euros	Lease liabilities
Balance at 12/31/2019	7,226
Additions	1,969
Principal and interests payments	(1,761)
Principal payments (Note 28)	(1,787)
Interests payments (Note 28)	(179)
Minus: Payments of companies held for sale	205
Disposals	(387)
Exclusion of companies	—
Accrued interests (1)	178
Translation differences and hyperinflation adjustments	(766)
Transfers and others	(1,165)
Balance at 12/31/2020	5,294
(1) Total accrued interests in 2020 amounted to 193 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 19).

Millions of euros	Lease liabilities
Balance at 12/31/2018	—
First application impacts due to accounting changes IFRS16 (Note 2)	7,705
Balance at 01/01/2019	7,705
Additions	1,474
Principal and interests payments	(1,654)
Principal payments (Note 28)	(1,518)
Interests payments (Note 28)	(185)
Minus: Payments of companies held for sale and sold companies during 2019	49
Disposals	(261)
Exclusion of companies	(121)
Accrued interests (1)	199
Translation differences and hyperinflation adjustments	23
Transfers and others	(139)
Balance at 12/31/2019	7,226
(1) Total accrued interests in 2019 amounted to 213 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 19).

Schedule of Maturity of Lease Liabilities
The maturity schedule of lease liabilities at December 31, 2020 is as follows:

Millions of euros
	Current	Non-Current
Maturity	2021	2022	2023	2024	2025	Subsequent years	Non-current total	Total
Lease liabilities	1,330	1,052	935	747	569	1,346	4,649	5,979